LEASES	3 Months Ended
Mar. 31, 2024
Leases [Abstract]
LEASES	LEASES
Operating Leases
In September 2017, the Company entered into a seven-year lease agreement as its sole location in La Jolla, California. The lease expires in June 2025 with an option to extend the lease an additional five years, which is not included in the right-of-use asset and lease liabilities. The lease contained an initial base rent of approximately $0.1 million per month with 2% annual escalations, plus a percentage of taxes and operating expenses incurred by the lessor in connection with the ownership and management of the property, the latter of which to be determined annually.
In May 2019, the Company executed an amendment to its lease agreement to expand its facilities and began occupying this space in January 2020. The amended lease terminates coterminously with the initial lease agreement and contains an initial base rent of approximately $30,000 per month with 2% annual escalations, plus a percentage of taxes and operating expenses incurred by the lessor in connection with the ownership and management of the property, the latter of which is to be determined annually.
The operating right-of-use asset and operating lease liability as of March 31, 2024 and December 31, 2023 were as follows (in thousands):

	AS OF	AS OF
	MARCH 31, 2024	DECEMBER 31, 2023
Operating right-of-use asset	$2,487	$2,952

Operating lease liability
Current	$2,117	$2,063
Non-current	561	$1,110
Total operating lease liability	$2,678	$3,173
During the three months ended March 31, 2024 and March 31, 2023, the Company recognized operating lease expense of $0.8 million and $0.9 million, respectively. During each of the three months ended March 31, 2024 and March 31, 2023, the Company paid $0.6 million in cash for amounts included in the measurement of the operating lease liability.
As of March 31, 2024 and December 31, 2023, the Company’s operating lease had a remaining term of 1.3 and 1.5 years, respectively. The Company discounts its lease payments using its incremental borrowing rate as of the commencement of the lease. The Company determined a weighted-average discount rate of 8.2% as of March 31, 2024 and December 31, 2023.
Future minimum rental commitments for the Company’s operating leases reconciled to the operating lease liability are as follows (in thousands):

AS OF
MARCH 31, 2024
2024	1,690
2025	1,137
Thereafter	—
Total future minimum lease payments	$2,827
Less: imputed interest	(149)
Present value of operating lease liability	2,678
Less: current portion of operating lease liability	(2,117)
Non-current portion of operating lease liability	$561
LEASES
Operating Leases
In September 2017, the Company entered into a seven-year lease agreement as its sole location in La Jolla, California. The lease expires in June 2025 with an option to extend the lease an additional five years, which is not included in the right-of-use asset and lease liabilities. The lease contained an initial base rent of approximately $0.1 million per month with 2% annual escalations, plus a percentage of taxes and operating expenses incurred by the lessor in connection with the ownership and management of the property, the latter of which to be determined annually.
In May 2019, the Company executed an amendment to its lease agreement to expand its facilities and began occupying this space in January 2020. The amended lease terminates coterminously with the initial lease agreement and contains an initial base rent of approximately $30,000 per month with 2% annual escalations, plus a percentage of taxes and operating expenses incurred by the lessor in connection with the ownership and management of the property, the latter of which is to be determined annually.
The operating right-of-use asset and operating lease liability as of December 31, 2023 and December 31, 2022 are as follows (in thousands):

	AS OF DECEMBER 31,
	2023	2022
Operating right-of-use asset	$2,952	$4,717

Operating lease liability
Current	2,063	1,860
Non-current	1,110	3,173
Total operating lease liability	$3,173	$5,033
During the years ended December 31, 2023 and December 31, 2022, the Company recognized operating lease expense of $3.7 million and $3.4 million, respectively. During each of the years ended December 31, 2023 and December 31, 2022, the Company paid $2.2 million for amounts included in the measurement of the operating lease liability in each period.
As of December 31, 2023 and December 31, 2022, the Company’s operating lease had a remaining term of 1.5 and 2.5 years, respectively. The Company discounts its lease payments using its incremental borrowing rate as of the commencement of the lease. The Company has determined a weighted-average discount rate of 8.2% as of December 31, 2023 and December 31, 2022.
Future minimum rental commitments for the Company’s operating leases reconciled to the operating lease liability are as follows (in thousands):

AS OF DECEMBER 31,
2023
2024	$2,247
2025	1,137
Total future minimum lease payments	$3,384
Less: imputed interest	(211)
Present value of operating lease liability	3,173
Less: current portion of operating lease liability	(2,063)
Non-current portion of operating lease liability	$1,110